Principal Funds, Inc.
Supplement dated October 15, 2024
to the Prospectus and Statement of Additional Information
both dated March 1, 2024
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR CORE FIXED INCOME FUND
On March 31, 2025, in the Investment Advisor and Portfolio Managers section, delete the bullet point for Scott J. Peterson and add the following alphabetically:
•Jeff Callahan (since 2025), Portfolio Manager
•Bryan C. Davis (since 2025), Portfolio Manager

SUMMARY FOR CORE PLUS BOND FUND
On March 31, 2025, in the Investment Advisor and Portfolio Managers section, delete the bullet point for William C. Armstrong and add the following alphabetically:
•John R. Friedl (since 2025), Portfolio Manager
•Tina Paris (since 2025), Portfolio Manager

SUMMARY FOR SHORT-TERM INCOME FUND
On March 31, 2025, in the Investment Advisor and Portfolio Managers section, delete the bullet point for John R. Friedl and add the following alphabetically:
•Jeff Callahan (since 2025), Portfolio Manager

MANAGEMENT OF THE FUNDS
On March 31, 2025, under The Manager and Advisor, remove the reference to William C. Armstrong and add the following alphabetically to the list:
Jeff Callahan has been with Principal® since 2006. He earned a bachelor’s degree in Business Administration with an emphasis in Finance from Wartburg College and an M.B.A. from the University of Iowa. Mr. Callahan has earned the right to use the Chartered Financial Analyst designation.
Tina Paris has been with Principal® since 2001. She earned a bachelor's degree in Finance and Economics from the University of Northern Iowa and an M.B.A with a Finance emphasis from the University of Iowa. Ms. Paris has earned the right to use the Chartered Financial Analyst designation.

The changes described below are being made to the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES
Under Management Agreement, in the Contractual Limits on Other Expenses section, add the following alphabetically:

Contractual Limits on Other Expenses
Fund	R-6	Expiration
SmallCap Value II	0.02%	2/28/2026

PORTFOLIO MANAGER DISCLOSURE
On March 31, 2025, in the Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers) section, delete the rows for William C. Armstrong, Bryan C. Davis, and John R. Friedl, and remove all references to Scott J. Peterson for the Core Fixed Income Fund, and add the following alphabetically:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jeff Callahan(1): Core Fixed Income and Short-Term Income Funds
Registered investment companies	1	$2.3 billion	0	$0
Other pooled investment vehicles	7	$17.4 billion	0	$0
Other accounts	35	$1.6 billion	0	$0
Bryan C. Davis(1): Core Fixed Income, Core Plus Bond, and Government & High Quality Bond Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	6	$4.5 billion	0	$0
Other accounts	11	$4.4 billion	0	$0
John R. Friedl(1): Core Fixed Income and Core Plus Bond Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	4	$4.1 billion	0	$0
Other accounts	9	$225.1 million	0	$0
Tina Paris(1): Core Plus Bond Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	11	$8.9 billion	0	$0
Other accounts	11	$1.4 billion	0	$0
(1)Information as of September 30, 2024
On March 31, 2025, in the Ownership of Securities table, delete the row for William C. Armstrong, the row for Short-Term Income for John R. Friedl, and the row for Core Fixed Income for Scott J. Peterson, and add the following alphabetically:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jeff Callahan(1)	Core Fixed Income	None
Jeff Callahan(1)	Short-Term Income	None
Bryan C. Davis(1)	Core Fixed Income	None
John R. Friedl(1)	Core Plus Bond	None
Tina Paris(1)	Core Plus Bond	None
(1)Information as of September 30, 2024
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